Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Select Mid Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 3.8%
Entertainment 2.3%
Take-Two Interactive Software, Inc.(a)	41,824	5,871,671
Media 1.5%
Nexstar Media Group, Inc., Class A	26,516	3,801,599
Total Communication Services		9,673,270
Consumer Discretionary 9.9%
Hotels, Restaurants & Leisure 2.1%
Hyatt Hotels Corp., Class A	50,259	5,331,475
Household Durables 2.1%
D.R. Horton, Inc.	50,297	5,405,418
Leisure Products 1.7%
Hasbro, Inc.	65,000	4,299,100
Specialty Retail 4.0%
Burlington Stores, Inc.(a)	31,031	4,198,494
O’Reilly Automotive, Inc.(a)	6,908	6,278,405
Total		10,476,899
Total Consumer Discretionary		25,512,892
Consumer Staples 5.2%
Consumer Staples Distribution & Retail 3.4%
Dollar Tree, Inc.(a)	39,543	4,209,352
U.S. Foods Holding Corp.(a)	116,962	4,643,392
Total		8,852,744
Food Products 1.8%
Tyson Foods, Inc., Class A	90,655	4,577,171
Total Consumer Staples		13,429,915
Energy 5.5%
Oil, Gas & Consumable Fuels 5.5%
Devon Energy Corp.	125,894	6,005,144
Marathon Petroleum Corp.	53,744	8,133,617
Total		14,138,761
Total Energy		14,138,761
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.9%
Banks 4.3%
Popular, Inc.	90,189	5,682,809
Regions Financial Corp.	314,008	5,400,938
Total		11,083,747
Capital Markets 2.4%
Carlyle Group, Inc. (The)	205,000	6,182,800
Consumer Finance 1.8%
Discover Financial Services	52,956	4,587,578
Financial Services 4.0%
Global Payments, Inc.	42,000	4,846,380
Voya Financial, Inc.	84,425	5,610,041
Total		10,456,421
Insurance 4.4%
Hanover Insurance Group, Inc. (The)	51,709	5,738,665
Reinsurance Group of America, Inc.	39,245	5,697,981
Total		11,436,646
Total Financials		43,747,192
Health Care 6.8%
Health Care Equipment & Supplies 1.9%
Zimmer Biomet Holdings, Inc.	42,878	4,811,769
Health Care Providers & Services 3.6%
Centene Corp.(a)	72,737	5,010,125
Quest Diagnostics, Inc.	36,369	4,431,926
Total		9,442,051
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	30,545	3,415,542
Total Health Care		17,669,362
Industrials 17.2%
Building Products 3.8%
Trane Technologies PLC	47,724	9,683,677
Electrical Equipment 3.1%
AMETEK, Inc.	54,835	8,102,420
2	Columbia Variable Portfolio – Select Mid Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.2%
Ingersoll Rand, Inc.	120,605	7,684,950
ITT, Inc.	84,882	8,310,797
Total		15,995,747
Passenger Airlines 1.7%
Southwest Airlines Co.	163,518	4,426,432
Professional Services 2.4%
CACI International, Inc., Class A(a)	19,755	6,201,687
Total Industrials		44,409,963
Information Technology 9.3%
Communications Equipment 2.2%
Motorola Solutions, Inc.	20,233	5,508,232
Electronic Equipment, Instruments & Components 2.2%
Corning, Inc.	188,498	5,743,534
Semiconductors & Semiconductor Equipment 4.9%
Marvell Technology, Inc.	67,932	3,677,159
ON Semiconductor Corp.(a)	54,025	5,021,624
Teradyne, Inc.	39,381	3,956,215
Total		12,654,998
Total Information Technology		23,906,764
Materials 7.2%
Chemicals 3.2%
Chemours Co. LLC (The)	169,276	4,748,192
FMC Corp.	54,374	3,641,427
Total		8,389,619
Metals & Mining 4.0%
ATI, Inc.(a)	138,905	5,715,941
Freeport-McMoRan, Inc.	121,853	4,543,898
Total		10,259,839
Total Materials		18,649,458
Real Estate 8.9%
Health Care REITs 2.8%
Welltower, Inc.	89,785	7,355,187
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 2.2%
First Industrial Realty Trust, Inc.	119,437	5,684,007
Specialized REITs 3.9%
Gaming and Leisure Properties, Inc.	109,917	5,006,719
Lamar Advertising Co., Class A	60,185	5,023,642
Total		10,030,361
Total Real Estate		23,069,555
Utilities 7.5%
Electric Utilities 3.7%
Entergy Corp.	61,185	5,659,613
PG&E Corp.(a)	250,000	4,032,500
Total		9,692,113
Independent Power and Renewable Electricity Producers 1.2%
AES Corp. (The)	206,200	3,134,240
Multi-Utilities 2.6%
Ameren Corp.	89,029	6,662,040
Total Utilities		19,488,393
Total Common Stocks (Cost $212,495,498)		253,695,525

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	4,709,168	4,707,755
Total Money Market Funds (Cost $4,707,481)		4,707,755
Total Investments in Securities (Cost: $217,202,979)		258,403,280
Other Assets & Liabilities, Net		102,042
Net Assets		258,505,322

Columbia Variable Portfolio – Select Mid Cap Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	4,006,708	25,781,523	(25,080,335)	(141)	4,707,755	163	159,969	4,709,168
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Select Mid Cap Value Fund | Third Quarter Report 2023

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3QT7021_12_B01_(11/23)